Pension and Post-Retirement and Post-Employment Benefits - Schedule of Weighted Average Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2019	Dec. 31, 2018
Pension Benefits [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Weighted average discount rate	3.10%	3.90%
Rate of compensation scale escalation (long-term)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Rate of increase in health care cost trends		0.00%
Assumed health care cost trend, percentage	5.09%	5.19%
Health care cost trend rate	4.04%	4.04%
Post-Retirement and Post-Employment Benefits [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Weighted average discount rate	3.10%	4.00%
Rate of compensation scale escalation (long-term)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Rate of increase in health care cost trends	4.04%	4.04%
Assumed health care cost trend, percentage	5.19%	5.26%
Health care cost trend rate	4.04%	4.04%